Disclosure of detailed information about other financial liabilities explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Derivative liabilities	$ 2,634	$ 16,140	$ 10,682
Warrants at fair value through profit and loss, current	0	6,961	0
Contingent consideration - gold price option, current	0	732	0
Other financial liabilities at amortized cost, current	2,590	2,630	2,813
Embedded derivatives, current	7,201	297	0
Other financial liabilities, current	12,425	26,760	13,495
Contingent consideration - gold price option, non-current	0	0	570
Warrants at fair value through profit and loss, non-current	0	0	7,588
Other financial liabilities at amortized cost, non-current	18,771	19,938	20,185
Embedded derivatives, non-current	0	863	0
Other financial liabilities, non-current	18,771	20,801	28,343
Other financial liabilities	$ 31,196	$ 47,561	$ 41,838